Organization, Description of Business, and Liquidity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Retained Earnings (Accumulated Deficit)	$ 24,357	$ 7,872
Cash and Cash Equivalents, at Carrying Value	9,163	$ 2,266
Proceeds from Issuance Initial Public Offering	$ 1,924